City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Issuance of common stock	$ 6,864
Stock Issued During Period, Shares, New Issues	107,662
Assets
Securities available-for-sale	$ 450,083	$ 369,466
Fixed assets	75,165	77,271
Other assets	38,681	36,957
Total Assets	3,984,403	3,714,059
Liabilities
Other liabilities	45,512	39,448
Total Liabilities	3,541,965	3,294,787
Total Shareholders’ Equity	442,438	419,272	$ 390,853	$ 387,623
Total Liabilities and Shareholders’ Equity	$ 3,984,403	3,714,059
Shares Issued, Price Per Share	$ 66.21
Parent Company
Condensed Financial Statements, Captions [Line Items]
Issuance of common stock	$ 6,864	0	$ 0
Assets
Cash	26,520	46,672
Securities available-for-sale	4,231	3,273
Investment in subsidiaries	430,769	388,201
Deferred tax assets, net	1,459	1,569
Fixed assets	7	8
Other assets	2,584	3,290
Total Assets	465,570	443,013
Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	6,459	6,376
Accrued interest payable	36	30
Other liabilities	142	840
Total Liabilities	23,132	23,741
Total Shareholders’ Equity	442,438	419,272
Total Liabilities and Shareholders’ Equity	465,570	$ 443,013
Maximum
Condensed Financial Statements, Captions [Line Items]
Issuance of common stock	$ 55,000